SCHEDULE OF FUTURE MINIMUM PAYMENTS FOR OPERATING LEASE LIABILITIES (Details)	Dec. 31, 2022 USD ($)
Leases [Abstract]
2023	$ 293,683
2024	302,494
2025	311,569
2026	320,916
Thereafter	105,531
Total minimum lease payments	1,334,193
Less: effect of discounting	(264,228)
Present value of future minimum lease payments	1,069,965
Less: current obligations under leases	195,475
Long-term lease obligations	$ 874,490